Equity (Statutory Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Statutory net income (loss)	$ (152)	$ (52)	$ (390)
Statutory capital and surplus	$ 223	$ 357